Subsequent Events (Details) - JPY (¥) ¥ in Thousands	Mar. 18, 2025	Mar. 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023
Subsequent events
Short-term loan			¥ 491,667		¥ 400,000
Interest rate				1.475%
Subsequent Events
Subsequent events
Short-term loan	¥ 350,000
Repayment of indebtedness to subsidiary	¥ 200,000
Interest rate	1.875%
Short-term loan refinanced		¥ 266,000